Fair Value - Summary of Fair Value Non of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Non financial assets	₩ 8,171,407	₩ 8,263,049
Non financial liabilities	10,140,198	9,580,827
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	1,244,847	1,032,547
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	437,533	750,144
Non financial liabilities	10,005,637	9,439,547
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	6,489,027	6,480,358
Non financial liabilities	134,561	141,280
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	116,198	129,124
Financial assets at fair value through other comprehensive income [member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	0
Financial assets at fair value through other comprehensive income [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	116,198	129,124
Financial assets at fair value through other comprehensive income [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	0
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	939,661	1,064,856
Financial assets at fair value through profit or loss [member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	13,911	26,647
Financial assets at fair value through profit or loss [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	156,918	426,140
Financial assets at fair value through profit or loss [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	768,832	612,069
Other financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	1,680,168	1,508,192
Other financial assets at fair value through other comprehensive income [member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	1,230,936	1,005,900
Other financial assets at fair value through other comprehensive income [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	5,206	5,163
Other financial assets at fair value through other comprehensive income [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	444,026	497,129
Derivative financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	159,211	190,830
Derivative financial assets for hedging [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	159,211	189,717
Derivative financial assets for hedging [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	0	1,113
Investment Properties [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	5,276,169	5,370,047
Investment Properties [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	5,276,169	5,370,047
Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	9,979,545	9,405,992
Borrowings [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	9,979,545	9,405,992
Other financial liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	136,106	141,280
Other financial liabilities at fair value through profit or loss [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	1,545	0
Other financial liabilities at fair value through profit or loss [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	134,561	141,280
Derivative financial liabilities for hedging purpose [member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	24,547	33,555
Derivative financial liabilities for hedging purpose [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	₩ 24,547	₩ 33,555